Loans Payable - Schedule of Short-Term Loans (Details) - USD ($)	Mar. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Short-Term Debt [Line Items]
Total short-term loans	$ 2,612,402		$ 2,668,604		$ 509,443
Factor H [Member]
Short-Term Debt [Line Items]
Total short-term loans	655,978	[1]	685,172	[1],[2]	409,443	[2]
Factor I [Member]
Short-Term Debt [Line Items]
Total short-term loans	137,145	[3]	207,921	[3],[4]		[4]
Factor J [Member]
Short-Term Debt [Line Items]
Total short-term loans	48,633	[5]	28,838	[5],[6]		[6]
Factor K [Member]
Short-Term Debt [Line Items]
Total short-term loans	79,289	[7]	66,404	[7],[8]		[8]
Jie Zhang [Member]
Short-Term Debt [Line Items]
Total short-term loans	100,000	[9]	100,000	[9],[10]	100,000	[10]
Peng Zhang [Member]
Short-Term Debt [Line Items]
Total short-term loans	560,000	[11]	560,000	[11],[12]		[12]
RedOne Investment Limited [Member]
Short-Term Debt [Line Items]
Total short-term loans	230,000	[13]	230,000	[13],[14]		[14]
Agile Capital Funding LLC [Member]
Short-Term Debt [Line Items]
Total short-term loans	404,022	[15]	480,798	[15],[16]		[16]
ClassicPlan Premium Financing, Inc [Member]
Short-Term Debt [Line Items]
Total short-term loans	6,084	[17]	9,471	[17],[18]		[18]
Maximcash Solutions LLC [Member]
Short-Term Debt [Line Items]
Total short-term loans	$ 235,689	[19]	$ 300,000	[19],[20]		[20]

[1]	On October 23, 2023, the Merchants entered into a standard merchant cash advance agreement with Factor H. The Company sold $768,500 of its accounts receivable balances on a recourse basis for credit approved accounts. The net purchase price of $503,500 was remitted to the Company, after the deduction of the total fees of $26,500. The Company agreed to pay a weekly installment of $22,814.84 for 32 weeks with a final extra payment of $38,500. The effective interest rate of this agreement was 85.36%. For the three months ended March 31, 2024, the Company paid $181,950 principal of the loan. On May 2, 2024, the Merchants entered into another standard merchant cash advance agreement with Factor H. The Company sold $1,240,150 of its accounts receivable balances on a recourse basis for credit approved accounts. The net purchase price of $807,500 was remitted to the Company, after the deduction of the total fees of $42,500. The Company agreed to pay a weekly installment of $41,000 for 31 weeks. The effective interest rate of this agreement was 93.05%. The Company use this loan to pay off $175,314 previous loan with Factor H that dated on October 23, 2023. On November 18, 2024, the Merchants entered into another standard merchant cash advance agreement with Factor H. The Company sold $1,167,200 of its accounts receivable balances on a recourse basis for credit approved accounts. The net purchase price of $752,000 was remitted to the Company, after the deduction of the total fees of $48,000. The Company agreed to pay a weekly installment of $32,000 for 37 weeks. The effective interest rate of this agreement was 94.98%. The Company use this loan to pay off $566,150 previous loan with Factor H that dated on May 2, 2024. For the three months ended March 31, 2025, the Company paid $29,194 principal of the loan.
[2]	On October 23, 2023, the Merchants entered into a standard merchant cash advance agreement with Factor H. The Company sold $768,500 of its accounts receivable balances on a recourse basis for credit approved accounts. The net purchase price of $503,500 was remitted to the Company, after the deduction of the total fees of $26,500. The Company agreed to pay a weekly installment of $22,814.84 for 32 weeks with a final extra payment of $38,500. The effective interest rate of this agreement was 85.36%. For the year ended December 31, 2024 and 2023, the Company paid $409,443 and $94,057 principal of the loan.On May 2, 2024, the Merchants entered into another standard merchant cash advance agreement with Factor H. The Company sold $1,240,150 of its accounts receivable balances on a recourse basis for credit approved accounts. The net purchase price of $807,500 was remitted to the Company, after the deduction of the total fees of $42,500. The Company agreed to pay a weekly installment of $41,000 for 31 weeks. The effective interest rate of this agreement was 93.05%. The Company use this loan to pay off $175,314 previous loan with Factor H that dated on October 23, 2023. For the year ended December 31, 2024, the Company paid $807,500 principal of the loan.On November 18, 2024, the Merchants entered into another standard merchant cash advance agreement with Factor H. The Company sold $1,167,200 of its accounts receivable balances on a recourse basis for credit approved accounts. The net purchase price of $752,000 was remitted to the Company, after the deduction of the total fees of $48,000. The Company agreed to pay a weekly installment of $32,000 for 37 weeks. The effective interest rate of this agreement was 94.98%. The Company use this loan to pay off $566,150 previous loan with Factor H that dated on May 2, 2024. For the year ended December 31, 2024, the Company paid $66,828 principal of the loan.
[3]	On August 29, 2024, the Merchants entered into a standard merchant cash advance agreement with Factor I. The Company sold $213,000 of its accounts receivable balances on a recourse basis for credit approved accounts. The net purchase price of $142,500 was remitted to the Company, after the deduction of the total fees of $7,500. The Company agreed to pay a weekly installment of $8,192 for 26 weeks. The effective interest rate of this agreement was 84.22%. For the three months ended March 31, 2025, the Company paid $0 principal of the loan. On December 12, 2024, the Merchants entered into another standard merchant cash advance agreement with Factor I. The Company sold $319,500 of its accounts receivable balances on a recourse basis for credit approved accounts. The net purchase price of $213,750 was remitted to the Company, after the deduction of the total fees of $11,250. The Company agreed to pay a weekly installment of $13,313 for 24 weeks. The effective interest rate of this agreement was 84.03%. The Company use this loan to pay off $90,116 previous loan with Factor I that dated on August 29, 2024. For the three months ended March 31, 2025, the Company paid $70,777 principal of the loan.
[4]	On August 29, 2024, the Merchants entered into a standard merchant cash advance agreement with Factor I. The Company sold $213,000 of its accounts receivable balances on a recourse basis for credit approved accounts. The net purchase price of $142,500 was remitted to the Company, after the deduction of the total fees of $7,500. The Company agreed to pay a weekly installment of $8,192 for 26 weeks. The effective interest rate of this agreement was 84.22%. For the year ended December 31, 2024, the Company paid $142,500 principal of the loan. On December 12, 2024, the Merchants entered into another standard merchant cash advance agreement with Factor I. The Company sold $319,500 of its accounts receivable balances on a recourse basis for credit approved accounts. The net purchase price of $213,750 was remitted to the Company, after the deduction of the total fees of $11,250. The Company agreed to pay a weekly installment of $13,313 for 24 weeks. The effective interest rate of this agreement was 84.03%. The Company use this loan to pay off $90,116 previous loan with Factor H that dated on August 29, 2024. For the year ended December 31, 2024, the Company paid $5,829 principal of the loan.
[5]	On September 27, 2024, the Merchants entered into a standard merchant cash advance agreement with Factor J. The Company sold $72,500 of its accounts receivable balances on a recourse basis for credit approved accounts. The net purchase price of $47,470 was remitted to the Company, after the deduction of the total fees of $2,530. The Company agreed to pay a weekly installment of $3,021 for 24 weeks. The effective interest rate of this agreement was 88.98%. For the three months ended March 31, 2025, the Company paid $28,838 principal of the loan. On February 11, 2025, the Merchants entered into another standard merchant cash advance agreement with Factor J. The Company sold $94,250 of its accounts receivable balances on a recourse basis for credit approved accounts. The net purchase price $61,070 was remitted to the company, after the deduction of the total fees $3,930. The Company agreed to pay a weekly installment of $6,732 for 14 weeks. The effective interest rate of this agreement was89.54%. The Company use this loan to pay off $18,125 previous loan with Factor J that dated on February 10, 2025. For the three months ended March 31, 2025, the Company paid $12,437 principal of the loan.
[6]	On September 27, 2024, the Merchants entered into a standard merchant cash advance agreement with Factor J. The Company sold $72,500 of its accounts receivable balances on a recourse basis for credit approved accounts. The net purchase price of $47,470 was remitted to the Company, after the deduction of the total fees of $2,530. The Company agreed to pay a weekly installment of $3,021 for 24 weeks. The effective interest rate of this agreement was 88.98%. For the year ended December 31, 2024, the Company paid $18,632 principal of the loan.
[7]	On September 30, 2024, the Merchants entered into a standard merchant cash advance agreement with Factor K. The Company sold $181,250 of its accounts receivable balances on a recourse basis for credit approved accounts. The net purchase price of $115,955 was remitted to the Company, after the deduction of the total fees of $9,045. The Company agreed to pay a weekly installment of $7,552 for 24 weeks. The effective interest rate of this agreement was 94.36%. For the three months ended March 31, 2025, the Company paid $66,404 principal of the loan. On February 11, 2025, the Merchants entered into another standard merchant cash advance agreement with Factor K. The company sold $147,000 of its accounts receivable balances on a recourse basis for credit approved accounts. The net purchase price $92,605 was remitted to the company, after the deduction of the total fees $7,395. The Company agreed to pay a weekly installment of $10,500 for 14 weeks. The effective interest rate of this agreement was 96.04%. The Company use this loan to pay off $37,760 previous loan with Factor K that dated on September 30, 2024. For the three months ended March 31, 2025, the Company paid $13,316 principal of the loan.
[8]	On September 30, 2024, the Merchants entered into a standard merchant cash advance agreement with Factor K. The Company sold $181,250 of its accounts receivable balances on a recourse basis for credit approved accounts. The net purchase price of $115,955 was remitted to the Company, after the deduction of the total fees of $9,045. The Company agreed to pay a weekly installment of $7,552 for 24 weeks. The effective interest rate of this agreement was 94.36%. For the year ended December 31, 2024, the Company paid $49,551 principal of the loan. These receivable purchase agreements were accounted for as secured borrowing under ASC 860 since there is no legal, actual, effective transfer of the receivables to the Factors. Rather, the Factors only have generally claim against the receivable pools not a particular receivable. The average dollar amount of the borrowings for the years ended December 31, 2024 and 2023 were $346,529 and $503,500. The weighted average effective interest rate for the years ended December 31, 2024 and 2023 were 92.20% and 85.36%. As of December 31, 2024 and 2023, outstanding balance amounted to $988,336 and $409,443, respectively.
[9]	On October 30, 2023, NMI entered into a loan agreement with an independent third party pursuant to which the Company borrowed a principal amount of $100,000 with an annual interest rate of 12% for a term of one year. The loan was originally extended to April 15, 2025, subsequently extended to July 16, 2025. The loan balance as of March 31,2025 and December 31, 2024 was $100,000 and $100,000, respectively.
[10]	On October 30, 2023, NMI entered into a loan agreement with an independent third party pursuant to which the Company borrowed a principal amount of $100,000 with an annual interest rate of 12% for a term of one year. The loan was extended to April 15, 2025. The loan balance as of December 31, 2024 and 2023 was $100,000 and $100,000, respectively.
[11]	On March 7, 2024, the Company’s subsidiary Nature’s Miracles entered into a loan agreement with Peng Zhang, a 2.5% shareholder of the Company. The amount of the loan is $1,405,000 with 10% interest and is due on March 7, 2025. For the year ended December 31, 2024, Nature’s Miracles made a payment of $500,000 toward the loan. On November 19, 2024, the Company entered into a debt-to-equity conversion agreement, under which Peng Zhang agreed to convert the $345,000 of loan balance into 130,682 shares of the Company’s common stock at a conversion price of $2.64 per share. The loan was extended to July 16, 2025. As of March 31, 2025 and December 31, 2024, the loan balance was $560,000 and $560,000.
[12]	On March 7, 2024, the Company’s subsidiary Nature’s Miracles entered into a loan agreement with Peng Zhang, a 2.5% shareholder of the Company. The amount of the loan is $1,405,000 with 10% interest and is due on March 7, 2025. For the year ended December 31, 2024, Nature’s Miracles made a payment of $500,000 toward the loan. On November 19, 2024, the Company entered into a debt-to-equity conversion agreement, under which Peng Zhang agreed to convert the $345,000 of loan balance into 130,682 shares of the Company’s common stock at a conversion price of $2.64 per share. As of December 31, 2024, the loan balance was $560,000.
[13]	On February 10, March 28, June 5, June 27, September 22, December 22, 2023 and February 20, 2024, Lakeshore entered into seven promissory notes with RedOne to which Lakeshore borrowed an aggregate principal amount of $380,000 with zero interest rate. On July 11, 2023, Lakeshore entered into a loan agreement with Deyin Chen (Bill) to which Lakeshore borrowed a principal amount of $125,000 with an annual interest rate of 8%. This loan was extended to March 11, 2024 with interest waived pursuant to a Side Letter to the loan agreements dated December 8, 2023. A payment of $75,000 was made upon close of the Merger on March 11, 2024 and the loan balance of $50,000 owed to Deyin Chen (Bill) was assigned to RedOne and the Company assumed the outstanding balance. The loan bears interest of 8% per annum. $50,000 was paid on July 29, 2024 and $150,000 was paid on November 11, 2024. The balance of $230,000, originally due by December 11, 2024, was revised to be paid in two equal installments: the first installment of $115,000 no later than March 31, 2025, and the second installment of $115,000 no later than June 30, 2025. Both installments were extended to July 15, 2025.
[14]	On February 10, March 28, June 5, June 27, September 22, December 22, 2023 and February 20, 2024, Lakeshore entered into seven promissory notes with RedOne to which Lakeshore borrowed an aggregate principal amount of $380,000 with zero interest rate. On July 11, 2023, Lakeshore entered into a loan agreement with Deyin Chen (Bill) to which Lakeshore borrowed a principal amount of $125,000 with an annual interest rate of 8%. This loan was extended to March 11, 2024 with interest waived pursuant to a Side Letter to the loan agreements dated December 8, 2023. A payment of $75,000 was made upon close of the Merger on March 11, 2024 and the loan balance of $50,000 owed to Deyin Chen (Bill) was assigned to RedOne and the Company assumed the outstanding balance. The loan bears interest of 8% per annum. $50,000 was paid on July 29, 2024 and $150,000 was paid on November 11, 2024.The balance of $230,000, originally due by December 11, 2024, was revised to be paid in two equal installments: the first installment of $115,000 no later than March 31, 2025, and the second installment of $115,000 no later than June 30, 2025.
[15]	On June 6, 2024, the Merchants entered into a subordinated business loan and security agreement with Agile Capital Funding, LLC and Agile Lending, LLC for the principal amount of $288,750, including the administrative agent fee of $13,750. The Company agreed to pay a weekly installment of $15,056 for 28 weeks. The effective interest rate of this agreement was 90.22%. The collateral consists of the Company’s right, title and interest in and to including the Company’s financial assets, goods, accounts, equipment, inventory, contract rights or rights to payment of money. The Company received the net proceeds on June 7, 2024. For the three months ended March 31, 2025, the Company paid $0 principal of the loan. On September 25, 2024, the Merchants entered into another subordinated business loan and security agreement with Agile Capital Funding, LLC and Agile Lending, LLC for the principal amount of $315,000, including the administrative agent fee of $15,000. The Company agreed to pay a weekly installment of $16,425 for 28 weeks. The effective interest rate of this agreement was 90.22%. The Company use this loan to pay off $195,806 previous loan with Agile Capital Funding, LLC and Agile Lending, LLC that dated on June 6, 2024. For the three months ended March 31, 2025 and 2024, the Company paid $0 principal of the loan. On November 21, 2024, the Merchants entered into another subordinated business loan and security agreement with Agile Capital Funding, LLC and Agile Lending, LLC for the principal amount of $575,000, including the administrative agent fee of $28,750. The Company agreed to pay a weekly installment of $29,982 for 28 weeks. The effective interest rate of this agreement was 90.80%. The Company use this loan to pay off $331,388 previous loan with Agile Capital Funding, LLC and Agile Lending, LLC that dated on September 25, 2024. For the three months ended March 31, 2025, the Company paid $76,776 principal of the loan.
[16]	On June 6, 2024, the Merchants entered into a subordinated business loan and security agreement with Agile Capital Funding, LLC and Agile Lending, LLC for the principal amount of $288,750, including the administrative agent fee of $13,750. The Company agreed to pay a weekly installment of $15,056 for 28 weeks. The effective interest rate of this agreement was 90.22%. The collateral consists of the Company’s right, title and interest in and to including the Company’s financial assets, goods, accounts, equipment, inventory, contract rights or rights to payment of money. The Company received the net proceeds on June 7, 2024. For the year ended December 31, 2024, the Company paid $275,000 principal of the loan. On September 25, 2024, the Merchants entered into another subordinated business loan and security agreement with Agile Capital Funding, LLC and Agile Lending, LLC for the principal amount of $315,000, including the administrative agent fee of $15,000. The Company agreed to pay a weekly installment of $16,425 for 28 weeks. The effective interest rate of this agreement was 90.22%. The Company use this loan to pay off $195,806 previous loan with Agile Capital Funding, LLC and Agile Lending, LLC that dated on June 6, 2024. For the year ended December 31, 2024, the Company paid $300,000 principal of the loan. On November 21, 2024, the Merchants entered into another subordinated business loan and security agreement with Agile Capital Funding, LLC and Agile Lending, LLC for the principal amount of $575,000, including the administrative agent fee of $28,750. The Company agreed to pay a weekly installment of $29,982 for 28 weeks. The effective interest rate of this agreement was 90.80%. The Company use this loan to pay off $331,388 previous loan with Agile Capital Funding, LLC and Agile Lending, LLC that dated on September 25, 2024. For the year ended December 31, 2024, the Company paid $65,452 principal of the loan.
[17]	On December 1, 2024, Visiontech and ClassicPlan Premium Financing, Inc., entered into a premium financing agreement with a total gross policy premium and related fees of $15,465 and financed $10,559 of it. Visiontech needs to pay a monthly installment of $1,286 for nine months with the last installment due on August 1, 2025. The effective interest rate of this loan was 22.57%. During the three months ended March 31, 2025, the Company paid $3,387 principal of the loan.
[18]	On December 1, 2024, Visiontech and ClassicPlan Premium Financing, Inc., entered into a premium financing agreement with a total gross policy premium and related fees of $15,465 and financed $10,559 of it. Visiontech needs to pay a monthly installment of $1,286 for nine months with the last installment due on August 1, 2025. The effective interest rate of this loan was 22.57%. During the year ended December 31, 2024, the Company paid $1,088 principal of the loan.
[19]	On December 30, 2024, the Merchants entered into a business loan and security agreement (the “Agreement”) with Maximcash Solutions LLC (the “Maxim”). Under the Agreement, the Maxim loaned $311,000 to the Company, which includes an $11,000 origination fee deducted at the time of funding. This loan carries an interest rate of 51.64% and an annual percentage rate of 59.40%. The loan matures on January 14, 2026. The Company will repay the Loan in 26 biweekly payments of $15,430, with a total repayment amount of $401,190 over a 12-month term. The loan is secured by all present and after-acquired property of the Company. As security to the loan, the Company shall issue 311,000 shares of its common stock to Maximin in the event of a loan default. For the three months ended March 31, 2025, the Company paid $64,311 principal of the loan.
[20]	On December 30, 2024, the Merchants entered into a business loan and security agreement (the “Agreement”) with Maximcash Solutions LLC (the “Maxim”). Under the Agreement, the Maxim loaned $311,000 to the Company, which includes an $11,000 origination fee deducted at the time of funding. This loan carries an interest rate of 51.64% and an annual percentage rate of 59.40%. The loan matures on January 14, 2026. The Company will repay the Loan in 26 biweekly payments of $15,430, with a total repayment amount of $401,190 over a 12-month term. The loan is secured by all present and after-acquired property of the Company. As security to the loan, the Company shall issue 311,000 shares of its common stock to Maximin in the event of a loan default. For the year ended December 31, 2024, no principal was paid.